Other Financial Liabilities - Summary of Changes in Reserve for Cash Flow Hedges (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Financial Liabilities [Line Items]
Exchange differences charged to income, net	$ (23,272,231)	$ (10,412,110)	$ (7,807,197)
Reserve for Cash Flow Hedges [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Balance in hedging reserves (hedging income) at the beginning of the period, net	(189,813,409)	(127,508,852)	(27,168,007)
Exchange differences recorded in shareholders' equity, net	98,288,849	(77,347,380)	(101,790,308)
Exchange differences charged to income, net	31,178,897	15,042,823	12,478,369
Others (Tender Offer 33.57% 02.04.2018 on Enel Generacion Chile)			(11,028,906)
Balance in hedging reserves (hedging income) at the end of the period, net	$ (60,345,663)	$ (189,813,409)	$ (127,508,852)